Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of the year	$ 9,117	$ 49,013
Allowance for (Reversal of)	8,002	(40,051)	51,149
Foreign exchange	189	155	(2,136)
Balance at end of the year	$ 17,308	$ 9,117	$ 49,013